SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)																				1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended					15 Months Ended
		May 05, 2026	May 04, 2026	Apr. 20, 2026	Apr. 13, 2026	Feb. 08, 2026	Dec. 17, 2025	Nov. 24, 2025	Aug. 25, 2025	Apr. 25, 2025	Apr. 16, 2025	Mar. 05, 2025	Feb. 11, 2025	Mar. 08, 2024	Mar. 01, 2024	Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	Oct. 28, 2022	Dec. 31, 2025	Sep. 30, 2025	Jul. 31, 2024	May 31, 2026		May 31, 2025	Aug. 31, 2025	Feb. 28, 2026		Feb. 28, 2026		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2022	May 31, 2026		Mar. 25, 2026	Dec. 10, 2025	Mar. 28, 2025	Oct. 31, 2023	Oct. 27, 2023	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022
Short-Term Debt [Line Items]
Conversion of convertible securities			$ 28,751	$ 173,500																$ 111,690			$ 1,453,500		$ 1,250,500				$ 6,384,000		$ 562,000
Issuance of common stock																													50,403,802
Penalty charged																													$ 24,510
Amortization of debt expense																							$ 385,493		47,089				536,078		271,234
Debt instrument, carring amount																											$ 204,427		$ 204,427
Shares issued																							387,232,589				267,872,804		267,872,804					387,232,589
Fair market value																							$ 823,480		2,839,777				$ 5,219,853		12,702,010
Gain on settlement of debt																							(707,600)
Conversion of convertible securities, shares																				85	96
Loans payable			$ 700,000	$ 277,778																			35,722,326				$ 33,672,294		33,672,294		$ 32,801,345			$ 35,722,326		$ 630,000
After fees																													70,937
Accrued interest																							638,900											638,900
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							2,683,357				2,683,357		2,683,357					2,683,357
Accrued interest																							1,237,811				1,237,811		1,237,811					1,237,811
Conversion of convertible securities																							3,921,168						3,921,168
Notes payable																							$ 3,921,168				$ 3,921,168		$ 3,921,168					$ 3,921,168
Purchase of warrants																							450,000,000				450,000,000		450,000,000					450,000,000
Exercise price																							$ 0.002				$ 0.002		$ 0.002					$ 0.002
Fair value																							$ 990,000				$ 990,000		$ 990,000					$ 990,000
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.							On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Interest rate																																					90.00%
Debt interest rate																							12.00%	[1],[2]			12.00%	[3]	12.00%	[3]				12.00%	[1],[2]
Accrued interest exchanged																							$ 336,000
Common shares issued for conversion																							14,000,000
Common shares issued for conversion amount																							$ 910,700
Loss on settlement																							574,700
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							1,460,794				$ 1,460,794		$ 1,460,794					$ 1,460,794
Accrued interest																							1,593,544				1,593,544		1,593,544					1,593,544
Conversion of convertible securities																							3,054,338						3,054,338
Notes payable																							$ 3,054,338				$ 3,054,338		$ 3,054,338					$ 3,054,338
Purchase of warrants																							250,000,000				250,000,000		250,000,000					250,000,000
Exercise price																							$ 0.002				$ 0.002		$ 0.002					$ 0.002
Fair value						$ 320,000																	$ 550,000				$ 550,000		$ 550,000					$ 550,000
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.							On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Total payments																																$ 300,000
Interest rate								90.00%																			90.00%		90.00%
Accrued interest																											$ 192,000		$ 192,000
Issuance of common stock																													8,000,000
Loss on settlement of debt						128,000
Debt interest rate																							12.00%	[1],[4]			12.00%	[5]	12.00%	[5]				12.00%	[1],[4]
Accrued interest exchanged						$ 192,000
Common shares issued for conversion						8,000,000
Common shares issued for conversion amount						$ 320,000
Loss on settlement						$ 128,000
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 235,000				$ 103,180		$ 103,180					$ 235,000
Accrued interest																							75,375				104,046		104,046					75,375
Conversion of convertible securities																							310,375						165,605
Notes payable																							$ 310,375				$ 165,605		$ 165,605					$ 310,375
Purchase of warrants																							25,000,000				80,000,000		80,000,000					25,000,000
Exercise price																							$ 0.002				$ 0.002		$ 0.002					$ 0.002
Fair value																							$ 182,500				$ 176,000		$ 176,000					$ 182,500
Accrued interest																											62,425		62,425
Interest expenses																													22,958
Penalty charged																													24,510
Repayments of loan																											$ 190,155		$ 190,155
Debt interest rate																							12.00%	[6]			12.00%	[7]	12.00%	[7]				12.00%	[6]
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable																											$ 235,000		$ 235,000
Accrued interest																											75,375		75,375
Conversion of convertible securities																													310,375
Notes payable																											$ 310,375		$ 310,375
Purchase of warrants																							50,000,000				25,000,000		25,000,000					50,000,000
Exercise price																							$ 0.025				$ 0.002		$ 0.002					$ 0.025
Fair value																							$ 271,250				$ 182,500		$ 182,500					$ 271,250
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same							On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																							350,000											350,000
Original issue discount																							$ 35,000											$ 35,000
Warrants term																							3 years											3 years
Debt discount															$ 65,092								$ 271,250											$ 271,250
Unamortized discount															8,399
Debt interest rate																							12.00%	[1],[8]			12.00%	[9]	12.00%	[9]				12.00%	[1],[8]
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 9,200											$ 9,200
Accrued interest																							6,944											6,944
Conversion of convertible securities																							16,144
Notes payable																							$ 25,000											$ 25,000
Purchase of warrants																											50,000,000		50,000,000
Exercise price																											$ 0.025		$ 0.025
Fair value																											$ 271,250		$ 271,250
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same							On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																											350,000		350,000
Original issue discount																											$ 35,000		$ 35,000
Warrants term																											3 years		3 years
Debt discount															65,092												$ 271,250		$ 271,250
Unamortized discount															8,399												$ 0		0
Amortization of debt expense																													$ 138
Debt interest rate																							12.00%	[10]			12.00%		12.00%					12.00%	[10]
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 79,500				$ 9,200		$ 9,200					$ 79,500
Accrued interest																							28,925				6,944		6,944					28,925
Conversion of convertible securities																													16,144
Notes payable																							$ 145,000				$ 25,000		$ 25,000					$ 145,000
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.							On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Debt interest rate																							12.00%	[11]			12.00%	[12]	12.00%	[12]				12.00%	[11]
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable																											$ 79,500		$ 79,500
Accrued interest												$ 275,000															28,925		28,925
Conversion of convertible securities																							$ 108,425						108,425
Notes payable																											$ 145,000		$ 145,000
Purchase of warrants																							50,000,000											50,000,000
Exercise price																							$ 0.025											$ 0.025
Fair value																							$ 380,174											$ 380,174
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.							On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Interest rate																																						90.00%
Issuance of common stock													600,000
Prepaid expense																							550,000											550,000
Original issue discount																							$ 250,000											$ 250,000
Warrants term																							3 years											3 years
Debt discount															80,284								$ 380,174											$ 380,174
Unamortized discount															10,559
Repayments of common stock													$ 162,000
Repayments of loan												150,500
Debt instrument, carring amount												$ 425,500
Debt interest rate																							12.00%	[1],[13]			12.00%	[14]	12.00%	[14]				12.00%	[1],[13]
Common shares issued for conversion												1,850,000
Common shares issued for conversion amount												$ 444,000
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Accrued interest																											$ 275,000		$ 275,000
Purchase of warrants																											50,000,000		50,000,000
Exercise price																											$ 0.025		$ 0.025
Fair value												$ 444,000															$ 380,174		$ 380,174
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.							On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Interest rate												90.00%
Issuance of common stock												1,850,000	600,000
Loss on settlement of debt												$ 18,500
Prepaid expense																											550,000		550,000
Original issue discount																											250,000		250,000
Debt discount															80,284												380,174		380,174
Unamortized discount															10,559												0		0
Amortization of debt expense																													144
Repayments of common stock													$ 162,000
Repayments of loan																											$ 150,500		$ 150,500
Debt instrument, carring amount												425,500
Debt interest rate																							12.00%	[15]			12.00%	[16]	12.00%	[16]				12.00%	[15]
Loss on settlement												$ 18,500
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants																							100,000,000				100,000,000		100,000,000				50,000,000	100,000,000
Exercise price																							$ 0.135				$ 0.135		$ 0.135				$ 0.0164	$ 0.135
Fair value																							$ 1,342,857				$ 1,342,857		$ 1,342,857					$ 1,342,857
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.							On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Interest rate								90.00%
Interest expenses																																	$ 950,000
Prepaid expense																							1,650,000				1,650,000		1,650,000					1,650,000
Original issue discount															497,614								$ 150,000				$ 150,000		$ 150,000					$ 150,000
Warrants term																							3 years				3 years		3 years				3 years	3 years
Debt discount																							$ 1,342,857				$ 1,342,857		$ 1,342,857					$ 1,342,857
Unamortized discount															55,585												$ 0		0
Amortization of debt expense																													$ 700
Debt interest rate																							12.00%	[17]			12.00%	[18]	12.00%	[18]				12.00%	[17]
Accrued interest exchanged																							$ 80,000
Common shares issued for conversion																							5,000,000
Common shares issued for conversion amount																							$ 100,000
Loss on settlement																							20,000
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable																							$ 6,000,000				$ 6,000,000		$ 6,000,000					$ 6,000,000
Purchase of warrants																							300,000,000				300,000,000		300,000,000				150,000,000	300,000,000
Exercise price																							$ 0.135				$ 0.135		$ 0.135				$ 0.0164	$ 0.135
Fair value																							$ 4,749,005				$ 4,749,005		$ 4,749,005					$ 4,749,005
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Interest rate																																						90.00%
Interest expenses																																	$ 2,850,000
Original issue discount																							$ 600,000				$ 600,000		$ 600,000					$ 600,000
Warrants term																							3 years				3 years		3 years				3 years	3 years
Debt discount																							$ 4,749,005				$ 4,749,005		$ 4,749,005					$ 4,749,005
Cash proceeds																							$ 5,400,000						$ 5,400,000
Shares issued																											36,500,000		36,500,000
Fair market value																													$ 4,365,500
Repayment of debt																													3,840,500
Gain on settlement of debt																													$ 525,000
Debt interest rate																							12.00%	[19]			12.00%	[20]	12.00%	[20]				12.00%	[19]
Common shares issued for conversion																													36,500,000
Common shares issued for conversion amount																													$ 4,365,500
Loss on settlement																													525,000
Repay of debt																													$ 3,840,500
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Accrued interest								$ 1,416,000
Purchase of warrants																							170,000,000				170,000,000		170,000,000				85,000,000	170,000,000
Exercise price																							$ 0.064				$ 0.064		$ 0.064				$ 0.0164	$ 0.064
Fair value								$ 1,680,000															$ 2,035,033				$ 2,035,033		$ 2,035,033					$ 2,035,033
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Interest rate								90.00%
Issuance of common stock								25,000,000
Interest expenses																																	$ 1,615,000
Original issue discount																							50,000				$ 50,000		$ 50,000					50,000
Warrants term																											3 years		3 years				3 years
Debt discount															33,547								2,035,033				$ 2,035,033		$ 2,035,033					$ 2,035,033
Unamortized discount															4,121												$ 0		0
Amortization of debt expense																													964
Cash proceeds																							$ 2,750,000						2,750,000
Gain on settlement of debt																													$ 264,000
Debt interest rate																							12.00%	[1],[13]			12.00%	[21]	12.00%	[21]				12.00%	[1],[13]
Accrued interest exchanged																													$ 1,416,000
Common shares issued for conversion																													25,000,000
Common shares issued for conversion amount																													$ 1,680,000
Loss on settlement																													264,000
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 170,000											$ 170,000
Original issue discount																							20,000											20,000
Unamortized discount																							16,320											$ 16,320
Amortization of debt expense																							$ 3,680
Repayment of debt										$ 420,000
Gain on settlement of debt																													4,370,185
Debt amount repaid																										$ 420,000
Outstanding loan balance and accrued interest										$ 4,790,185
Outstanding principal and interest rate																											$ 0		$ 0
Debt interest rate																							15.00%	[22]			7.00%	[23]	7.00%	[23]				15.00%	[22]
Promissory Note Payable Thirteen [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Prepaid expense																											$ 4,000,160		$ 4,000,160
Promissory Note Payable Thirteen [Member] | Series F Preferred Stock [Member] | Director [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares																													184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants																							250,000,000				250,000,000		250,000,000					250,000,000
Exercise price																							$ 0.037				$ 0.037		$ 0.037					$ 0.037
Fair value																							$ 1,284,783				$ 1,284,783		$ 1,284,783					$ 1,284,783
Interest rate								90.00%
Prepaid expense																							1,650,000				1,650,000		1,650,000					1,650,000
Original issue discount																							$ 150,000				$ 150,000		$ 150,000					$ 150,000
Warrants term																							3 years				3 years		3 years					3 years
Debt discount															572,549								$ 1,284,783				$ 1,284,783		$ 1,284,783					$ 1,284,783
Unamortized discount															66,846								13,870				$ 16,325		16,325					$ 13,870
Amortization of debt expense																							$ 2,455						$ 8,856
Debt interest rate																							15.00%	[1],[13]			12.00%	[24]	12.00%	[24]				15.00%	[1],[13]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																							$ 170,000				$ 170,000		$ 170,000					$ 170,000
Unamortized discount																							$ 20,000				$ 20,000		$ 20,000					$ 20,000
Debt interest rate																							15.00%	[25]			15.00%	[26]	15.00%	[26]				15.00%	[25]
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable																							$ 3,000,000				$ 3,000,000		$ 3,000,000					$ 3,000,000
Fair value																							2,960,500				2,960,500		2,960,500					2,960,500
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Interest rate								90.00%
Debt discount															11,535								$ 39,500				$ 39,500		$ 39,500					$ 39,500
Warrant outstanding																							955,000,000				955,000,000		955,000,000					955,000,000
Debt interest rate																							15.00%	[27]			15.00%	[28]	15.00%	[28]				15.00%	[27]
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																							$ 400,000				$ 400,000		$ 400,000					$ 400,000
Unamortized discount																							$ 50,000				$ 50,000		$ 50,000					$ 50,000
Debt interest rate																							15.00%	[29]			15.00%	[30]	15.00%	[30]				15.00%	[29]
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																							$ 475,000				$ 475,000		$ 475,000					$ 475,000
Unamortized discount																							$ 75,000				$ 75,000		$ 75,000					$ 75,000
Debt interest rate																							15.00%	[1],[31]			15.00%	[32]	15.00%	[32]				15.00%	[1],[31]
Loans payable																			$ 400,000
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description											On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																							$ 350,000				$ 350,000		$ 350,000					$ 350,000
Unamortized discount																							$ 50,000				$ 50,000		$ 50,000					$ 50,000
Debt interest rate																							15.00%	[1],[31]			15.00%	[33]	15.00%	[33]				15.00%	[1],[31]
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable																			400,000
Fair value															286,775				299,399																													$ 299,750
Interest rate								90.00%
Original issue discount																			50,000				$ 9,185									$ 4,000,000		$ 9,185					$ 50,000									50,000
Debt discount															288,513
Unamortized discount															47,892				500,000				48,126											$ 48,126
Amortization of debt expense															5,243								$ 5,269
Cash proceeds																			350,000
Debt interest rate																							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																																																$ 400,000
Accrued interest exchanged																							$ 222,900
Common shares issued for conversion																							20,000,000
Common shares issued for conversion amount																							$ 442,800
Loss on settlement																							112,900
Principal Amount Exchanged																							107,000
Carrying value settled																							329,900
Unamortized discount																							$ 9,233											$ 9,233
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable																			$ 4,000,000
Promissory Note Payable Twenty [Member] | Series F Preferred Stock [Member] | Lender [Member]
Short-Term Debt [Line Items]
Shares issued																			329
Promissory Note Payable Twenty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			61																													61
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Accrued interest																						$ 53,000
Fair value																			$ 299,399
Debt instrument maturity date description											On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same. On April 30,2026, the parties extended the maturity to April 30, 2027, with the default rate still applicable after April 30, 2025.
Total payments																$ 477,750
Original issue discount																			50,000
Debt discount															286,775
Unamortized discount															47,892												$ 14,428		$ 14,428
Amortization of debt expense																													$ 18,483
Repayment of debt																						147,000
Debt interest rate																35.00%							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																$ 350,000			$ 400,000
Monthly payments																thirteen future monthly payments of $36,750 commencing on April 30,2024
Default rate																15.00%
Promissory Note Payable Twenty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			61
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Fair value																																																$ 299,750
Total payments														$ 477,750
Original issue discount																																																50,000
Debt discount															288,513
Unamortized discount															48,126												$ 14,502		$ 14,502
Amortization of debt expense																													$ 18,573
Debt interest rate														35.00%									15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable														$ 350,000																																		$ 400,000
Monthly payments														thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750
Default rate																15.00%
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																																61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Fair value																																															$ 302,020
Prepaid expense																							$ 165,000											$ 165,000
Original issue discount																																															50,000
Debt discount															291,694
Unamortized discount															48,290								$ 15,000				$ 18,647		$ 18,647					$ 15,000
Amortization of debt expense																													$ 18,637
Debt interest rate																							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																																															$ 400,000
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																															61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Fair value																																														$ 299,959
Prepaid expense																							$ 245,000											$ 245,000
Original issue discount																																														50,000
Debt discount															287,814
Unamortized discount															47,976								$ 25,000				$ 14,456		$ 14,456					$ 25,000
Amortization of debt expense																													$ 18,515
Debt interest rate																							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																																														$ 400,000
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																														61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Fair value																																													$ 299,959
Prepaid expense																							$ 137,500											$ 137,500
Original issue discount																																													50,000
Debt discount															286,813
Unamortized discount															48,124								$ 12,500				$ 14,502		$ 14,502					$ 12,500
Amortization of debt expense																													$ 18,573
Debt interest rate																							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																																													$ 400,000
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																													61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Fair value																																												$ 299,959
Original issue discount																							$ 0											$ 0										50,000
Debt discount															288,342
Unamortized discount															48,294								59,207				$ 14,557		$ 14,557					$ 59,207
Amortization of debt expense																													18,638
Repayment of debt																							$ 189,952						$ 617,348
Debt interest rate																							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																																												$ 400,000
Monthly payments									99,725
Net proceeds of acquired property									$ 555,671
After fees									29,329
Financing fee									222,300
Total fees									251,629
Accounts receivables, monthly payment									$ 807,300
Interest rate									7.00%
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																												61
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Fair value																																											$ 296,245
Prepaid expense																							$ 550,000											$ 550,000
Original issue discount																							50,000											50,000									50,000
Debt discount															286,821
Unamortized discount															48,409								17,288				$ 14,594		$ 14,594					$ 17,288
Amortization of debt expense																							$ 12,724						$ 18,683
Debt interest rate																							15.00%	[1],[31]			15.00%	[34]	15.00%	[34]				15.00%	[1],[31]
Loans payable																																											$ 400,000
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																											61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Fair value																																										$ 302,219
Prepaid expense																							$ 200,000											$ 200,000
Original issue discount																							25,000											25,000								50,000
Debt discount															294,824
Unamortized discount															48,777								11,127				$ 14,711		$ 14,711					$ 11,127
Amortization of debt expense																							$ 6,158						$ 18,824
Debt interest rate																							15.00%	[35],[36]			15.00%	[34]	15.00%	[34]				15.00%	[35],[36]
Loans payable																																										$ 400,000
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Fair value																																									$ 348,983
Prepaid expense																							$ 275,000											$ 275,000
Original issue discount																							25,000											25,000							50,000
Debt discount															348,831
Unamortized discount															49,978								11,582				$ 15,096		$ 15,096					$ 11,582
Amortization of debt expense																							$ 6,189						$ 19,288
Debt interest rate																							15.00%	[35],[37]			15.00%	[34]	15.00%	[34]				15.00%	[35],[37]
Loans payable																																									$ 400,000
Promissory Note Payable Twenty Nine [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																									61	61
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Fair value																																								$ 261,759
Prepaid expense																							$ 450,000											$ 450,000
Original issue discount																							50,000											50,000						50,000
Debt discount															254,487
Unamortized discount															48,611								28,536				$ 14,657		$ 14,657					$ 28,536
Amortization of debt expense																							$ 10,760						$ 18,761
Debt interest rate																							15.00%	[35],[38]			15.00%	[39]	15.00%	[39]				15.00%	[35],[38]
Loans payable																																								$ 400,000
Promissory Note Payable Thirty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																								61
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 450,000											$ 450,000
Original issue discount																							50,000											50,000
Unamortized discount																							27,702											$ 27,702
Amortization of debt expense																							$ 11,888
Debt interest rate																							15.00%	[35],[40]			15.00%	[41]	15.00%	[41]				15.00%	[35],[40]
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Accrued interest																						53,000
Debt instrument maturity date description											On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Total payments																$ 477,750
Repayment of debt																						$ 147,000
Debt interest rate																35.00%
Loans payable																$ 350,000
Monthly payments																thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750.
Default rate																15.00%
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Unamortized discount																											$ 85,582		$ 85,582
Amortization of debt expense																													$ 19,478
Repayment of debt																							$ 87,990
Debt interest rate																							15.00%	[35],[42]			15.00%	[43]	15.00%	[43]				15.00%	[35],[42]
Net proceeds from loan							$ 300,000
Debt issuance costs							14,000
Financing fee							91,060
Total fees							105,060
Repayment amount							$ 405,060
Payment terms							4 weekly payments of $2,276.50 and 36 weekly payments of $10,998.72.
Extinguishing loan																							$ 241,972
Promissory Note Payable Thirty Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Total payments														$ 477,750
Debt interest rate														35.00%
Loans payable														$ 350,000
Monthly payments														thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750.
Promissory Note Payable Thirty Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							495,000											$ 495,000
Prepaid expense																											$ 165,000		$ 165,000
Original issue discount																							45,000											45,000
Unamortized discount																							32,233				$ 15,000		$ 15,000					$ 32,233
Amortization of debt expense																							$ 13,062
Debt interest rate																							15.00%	[35],[44]			15.00%	[45]	15.00%	[45]				15.00%	[35],[44]
Net proceeds of acquired property																							$ 440,000
After fees																							$ 10,000
Conversion price percentage																							80.00%
Promissory Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 275,000				$ 245,000		$ 245,000					$ 275,000
Original issue discount																							25,000											25,000
Unamortized discount																							14,970				$ 25,000		$ 25,000					$ 14,970
Amortization of debt expense																							$ 5,908
Debt interest rate																							15.00%	[35],[46]			15.00%	[47]	15.00%	[47]				15.00%	[35],[46]
Promissory Note Payable Thirty Five [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 330,000				$ 137,500		$ 137,500					$ 330,000
Original issue discount																							30,000											30,000
Unamortized discount																							19,117				$ 12,500		$ 12,500					$ 19,117
Amortization of debt expense																							$ 7,019
Debt interest rate																							15.00%	[35],[48]			108.00%	[49]	108.00%	[49]				15.00%	[35],[48]
Promissory Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 170,000											$ 170,000
Original issue discount																							20,000											20,000
Unamortized discount																							13,637				$ 59,207		$ 59,207					$ 13,637
Amortization of debt expense																							$ 4,594						192,422
Repayment of debt																													$ 617,348
Debt interest rate																							15.00%	[35],[50]			15.00%	[51]	15.00%	[51]				15.00%	[35],[50]
Monthly payments									99,725
Net proceeds of acquired property									$ 555,671
After fees									29,329
Financing fee									222,300
Total fees									251,629
Accounts receivables, monthly payment									$ 807,300
Interest rate									7.00%
Promissory Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Prepaid expense																											$ 550,000		$ 550,000
Original issue discount																											50,000		50,000
Unamortized discount																											$ 30,012		30,012
Amortization of debt expense																													$ 19,988
Debt interest rate																							15.00%	[35],[52]			15.00%	[53]	15.00%	[53]				15.00%	[35],[52]
Promissory Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Prepaid expense																											$ 200,000		$ 200,000
Original issue discount																											25,000		25,000
Unamortized discount																											$ 17,335		17,335
Amortization of debt expense																													$ 7,665
Debt interest rate																							15.00%	[35],[54]			15.00%	[55]	15.00%	[55]				15.00%	[35],[54]
Promissory Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 330,000				$ 275,000		$ 275,000					$ 330,000
Original issue discount																							30,000				25,000		25,000					30,000
Unamortized discount																							21,078				$ 17,771		17,771					$ 21,078
Amortization of debt expense																							$ 7,059						$ 7,229
Debt interest rate																							15.00%	[35],[56]			15.00%	[57]	15.00%	[57]				15.00%	[35],[56]
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Prepaid expense																											$ 450,000		$ 450,000
Original issue discount																											50,000		50,000
Unamortized discount																											39,296		39,296
Amortization of debt expense																													10,704
Promissory Note Payable Fourty One [Member]
Short-Term Debt [Line Items]
Prepaid expense																											450,000		450,000
Original issue discount																											50,000		50,000
Unamortized discount																											39,590		39,590
Amortization of debt expense																													10,410
Promissory Note Payable Fourty Two [Member]
Short-Term Debt [Line Items]
Unamortized discount																											85,582		85,582
Amortization of debt expense																													19,478
Repayment of debt																													75,098
Net proceeds of acquired property							$ 300,000
After fees							14,000
Financing fee							91,060
Total fees							105,060
Accounts receivables, monthly payment							$ 405,060
Promissory Note Payable Fourty Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Monthly payments							2,276.50
Promissory Note Payable Fourty Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Monthly payments							10,998.72
Promissory Note Payable Fourty Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																											495,000		495,000
Original issue discount																											45,000		45,000
Unamortized discount																											45,295		45,295
Amortization of debt expense																													9,705
Net proceeds of acquired property																													440,000
After fees																													$ 10,000
Conversion price percentage																													80.00%
Promissory Note Payable Fourty Four [Member]
Short-Term Debt [Line Items]
Prepaid expense																											275,000		$ 275,000
Original issue discount																											25,000		25,000
Unamortized discount																											20,878		20,878
Amortization of debt expense																													4,122
Promissory Note Payable Fourty Five [Member]
Short-Term Debt [Line Items]
Prepaid expense																											330,000		330,000
Original issue discount																											30,000		30,000
Unamortized discount																											26,136		26,136
Amortization of debt expense																											3,864
Promissory Note Payable Fourty Six [Member]
Short-Term Debt [Line Items]
Prepaid expense																											170,000		170,000
Original issue discount																											20,000		20,000
Unamortized discount																											18,231		18,231
Amortization of debt expense																											1,769
Promissory Note Payable Fourty Seven [Member]
Short-Term Debt [Line Items]
Prepaid expense																											330,000		330,000
Original issue discount																											30,000		30,000
Unamortized discount																											28,137		28,137
Amortization of debt expense																											1,863
Promissory Note Payable Fourty Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable																											165,000		165,000
Original issue discount																											15,000		15,000
Unamortized discount																											22,016		22,016
Amortization of debt expense																													484
Net proceeds of acquired property																													142,500
After fees																													$ 7,500
Conversion price percentage																													80.00%
Promissory Note Payable Fourty Nine [Member]
Short-Term Debt [Line Items]
Prepaid expense																											170,000		$ 170,000
Original issue discount																											20,000		20,000
Unamortized discount																											19,812		$ 19,812
Amortization of debt expense																											$ 188
Promissory Note Payable Forty Two [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 225,000											$ 225,000
Original issue discount																							25,000											25,000
Unamortized discount																							24,885											$ 24,885
Amortization of debt expense																							$ 115
Debt interest rate																							15.00%	[35],[58]			12.00%	[59]	12.00%	[59]				15.00%	[35],[58]
Promissory Note One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																															61
Fair value																																															$ 302,020
Original issue discount																																															50,000
Debt discount															291,694
Unamortized discount															48,290								$ 8,957											$ 8,957
Amortization of debt expense																							5,288
Loans payable																																															$ 400,000
Promissory Note Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																														61
Fair value																																														$ 299,959
Original issue discount																																														50,000
Debt discount															287,814
Unamortized discount															47,976								8,927											8,927
Amortization of debt expense																							5,528
Loans payable																																														$ 400,000
Promissory Note Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																													61
Fair value																																													$ 299,959
Original issue discount																																													50,000
Debt discount															286,813
Unamortized discount															48,124								9,233											9,233
Amortization of debt expense																							5,269
Loans payable																																													$ 400,000
Promissory Note Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																												61
Fair value																																												$ 299,959
Original issue discount																																												50,000
Debt discount															288,342
Unamortized discount															48,294								9,268											9,268
Amortization of debt expense																							5,288
Loans payable																																												$ 400,000
Promissory Note Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																											61
Fair value																																											$ 296,245
Original issue discount																																											50,000
Debt discount															286,821
Unamortized discount															48,409								9,293											9,293
Amortization of debt expense																							5,302
Loans payable																																											$ 400,000
Promissory Note Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																										61
Fair value																																										$ 302,219
Original issue discount																																										50,000
Debt discount															294,824
Unamortized discount															48,777								9,368											9,368
Amortization of debt expense																							5,343
Loans payable																																										$ 400,000
Promissory Note Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																									61
Fair value																																									$ 348,983
Original issue discount																																									50,000
Debt discount															348,831
Unamortized discount															49,978								9,616											9,616
Amortization of debt expense																							5,480
Loans payable																																									$ 400,000
Promissory Note Eight [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																								61
Fair value																																								$ 261,759
Original issue discount																																								50,000
Debt discount															254,487
Unamortized discount															$ 48,611								9,333											9,333
Amortization of debt expense																							5,325
Loans payable																																								$ 400,000
Convertible Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							165,000											165,000
Original issue discount																							15,000											15,000
Unamortized discount																							16,849											$ 16,849
Amortization of debt expense																							$ 5,167
Debt interest rate	[60]																						12.00%											12.00%
Net proceeds of acquired property																							$ 142,500
After fees																							$ 7,500
Conversion price percentage																							80.00%
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Prepaid expense																							$ 170,000											$ 170,000
Original issue discount																							20,000											20,000
Unamortized discount																							15,257											$ 15,257
Amortization of debt expense																							$ 4,555
Debt interest rate																							15.00%	[35],[61]			15.00%	[62]	15.00%	[62]				15.00%	[35],[61]
Convertible Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 110,000											$ 110,000
Original issue discount																							10,000											10,000
Unamortized discount																							12,571											$ 12,571
Amortization of debt expense																							$ 2,429
Debt interest rate	[63]																						12.00%											12.00%
Net proceeds of acquired property																							$ 95,000
After fees																							$ 5,000
Conversion price percentage																							80.00%
Convertible Note Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							110.00%											110.00%
Convertible Note Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							140.00%											140.00%
Convertible Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 630,000											$ 630,000
Original issue discount																							30,000											30,000
Unamortized discount																							0											$ 0
Amortization of debt expense																							$ 35,000
Debt interest rate	[64]																						12.00%											12.00%
Net proceeds of acquired property																							$ 595,000
After fees																							5,000
Commitment fee		$ 14,100,000																					$ 14,100,000
Convertible Note Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							110.00%											110.00%
Convertible Note Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							140.00%											140.00%
Convertible Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 257,000											$ 257,000
Unamortized discount																							0											$ 0
Amortization of debt expense																							$ 7,000
Debt interest rate	[65]																						10.00%											10.00%
Net proceeds of acquired property																							$ 250,000
After fees																							$ 7,000
Conversion price percentage																							65.00%
Convertible Note Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							120.00%											120.00%
Convertible Note Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							125.00%											125.00%
Future Receivables Purchase And Sale Agreement One [Member]
Short-Term Debt [Line Items]
Unamortized discount																							$ 155,913											$ 155,913
Amortization of debt expense																							16,587
Repayment of debt																							68,221
Net proceeds of acquired property					$ 295,028
After fees																							16,500
Financing fee					91,060
Total fees					105,060
Accounts receivables, monthly payment					$ 241,972		$ 13,644
Repayment amount							$ 709,500
Convertible Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							277,778											277,778
Accrued interest																							33,333											33,333
Original issue discount																							27,778											27,778
Unamortized discount																							196,206											$ 196,206
Amortization of debt expense																							$ 10,072
Debt interest rate	[66]																						12.00%											12.00%
Net proceeds of acquired property																							$ 245,000
After fees																							5,000
Conversion price percentage																																		75.00%
Commitment fee																							5,000,000
Fair value of common stock issued																							173,500
Convertible Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							157,000											$ 157,000
Unamortized discount																							0											$ 0
Amortization of debt expense																							$ 7,000
Debt interest rate	[67]																						10.00%											10.00%
Net proceeds of acquired property																							$ 150,000
After fees																							$ 7,000
Conversion price percentage																																		65.00%
Convertible Note Six [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							120.00%											120.00%
Convertible Note Six [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							125.00%											125.00%
Convertible Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 700,000											$ 700,000
Original issue discount																							70,000											70,000
Unamortized discount																							105,565											105,565
Amortization of debt expense																							7,185
Outstanding principal and interest rate																							$ 0.10											$ 0.10
Debt interest rate	[68]																						12.00%											12.00%
Net proceeds of acquired property																							$ 615,000
After fees																							$ 15,000
Conversion price percentage																							65.00%
Commitment fee																							$ 1,250,000
Fair value of common stock issued																							28,751
Convertible Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							138,889											$ 138,889
Original issue discount																							13,889											13,889
Unamortized discount																							19,127											$ 19,127
Amortization of debt expense																							$ 762
Debt interest rate	[68]																						12.00%											12.00%
Net proceeds of acquired property																							$ 119,000
After fees																							$ 6,000
Conversion price percentage																							65.00%
Convertible Note Eight [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							110.00%											110.00%
Convertible Note Eight [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate																							135.00%											135.00%

[1]	On June 15, 2026 the Company and lender entered into a Loan Amendment Agreement whereby it was agreed that simple interest was to be calculated from the loan issuance date through to February 28, 2026 and commencing March 1, 2026 compounded on the respective principal and interest balance at February 28, 2026.
[2]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On December 10, 2025 an exchange agreement was made whereby principal and interest of this note may be exchanged for common shares at 90% of the 5 days’ lowest bid of shares. For the three months ending May 31, 2026 the company exchanged $336,000 accrued interest for 14,000,000 common shares at a fair value of $910,700 with a loss on settlement of $574,700.
[3]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[4]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. On February 8, 2026, the holder exchanged $192,000 in accrued interest for 8,000,000 common shares at fair value of $320,000 with a loss on settlement of $128,000.
[5]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. On February 8, 2026, the holder exchanged $192,000 in accrued interest for 8,000,000 common shares at fair value of $320,000 with a loss on settlement of $128,000.
[6]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. On December 14, 2023, the parties extended the maturity date from December 14, 2023 date to March 1, 2027.
[7]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense. The Company was charged a penalty of $24,510 which it added the loan with a corresponding adjustment to interest expense. The Company repaid the loan in full $190,155 with accrued interest of $104,046.
[8]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. On March 1, 2024, the unamortized relative fair value discount of $65,092 was removed with a corresponding adjustment to accumulated deficit. A $8,399 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. The loan is fully amortized.
[9]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. On December 14, 2023, the parties extended the maturity date from December 14. 2023 date to March 1,2027.
[10]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[11]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[12]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[13]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. The loan is fully amortized. Through an exchange agreement on February 11, 2025, the Company repaid $162,000 in principal st through the issuance of 600,000 common shares. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. On March 5, 2025 the Company repaid $150,500 in loan principal as well as $275,000 in accrued interest (all totaling $425,500) was repaid on March 5, 2025 through the issuance of 1,850,000 common shares at a fair value of $444,000 with a loss on settlement of $18,500.
[14]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[15]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. The loan is fully amortized. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. For the three months ending May 31, 2026, the Company exchanged $80,000 of accrued interest for 5,000,000 common at a fair value of $100,000 with a loss on settlement of $20,000.
[16]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the year ended February 28, 2026, the Company recorded amortization expense of $144, with an unamortized discount of $0 at February 28, 2026.The loan is fully amortized. Through an exchange agreement on February 11, 2025, the Company repaid $162,000 in principal st through the issuance of 600,000 common shares. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. On March 5, 2025 the Company repaid $150,500 in loan principal as well as $275,000 in accrued interest (all totaling $425,500) was repaid on March 5, 2025 through the issuance of 1,850,000 common shares at a fair value of $444,000 with a loss on settlement of $18,500.
[17]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. For the year ended February 28, 2026, the Company has issued 36,500,000 common shares at fair market value of $4,365,500 to repay $3,840,500 in accrued interest with a loss on settlement of debt of $525,000.
[18]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the year ended February 28, 2026, the Company recorded amortization expense of $700, with an unamortized discount of $0 at February 28, 2026. The loan is fully amortized. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[19]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. The loan is fully amortized. On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of price the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. For the year ended February 28, 2026 the holder exchanged $1,416,000 in accrued interest for 25,000,000 common shares at a fair value of $1,680,000 with a loss on settlement of $264,000.
[20]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. For the year ended February 28, 2026, the Company has issued 36,500,000 common shares at fair market value of $4,365,500 to repay $3,840,500 in accrued interest with a loss on settlement of debt of $525,000.
[21]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. For the year ended February 28, 2026, the Company recorded amortization expense of $964, with an unamortized discount of $0 at February 28, 2026. The loan is fully amortized On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of price the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. During the period the holder exchanged $1,416,000 in accrued interest for 25,000,000 common shares at a fair value of $1,680,000 with a loss on settlement of $264,000.
[22]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[23]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. During the six months ended August 31, 2025 the Company repaid $420,000 as part of a settlement with the estate of the lender. A settlement agreement was entered into on April 25,2025 between the Company and the Estate of the lender whereby the Company will repay a total of $420,000 to fully discharge the outstanding loan balance and accrued interest which totaled $4,790,185. This settlement agreement was approved by the court on June 5, 2025. Upon settlement in August 2025, the Company recorded a gain on settlement of debt of $4,370,185. At February 28, 2026 the outstanding principal and interest was $0.
[24]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $572,549 was removed with a corresponding adjustment to accumulated deficit. A $66,846 unamortized discount remained. For the year ended February 28, 2026, the Company recorded amortization expense of $8,856, with an unamortized discount of $16,325 at February 28, 2026. On April 16, 2025, the parties again extended the maturity date from September 14, 2025, to September 14, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[25]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[26]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[27]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[28]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. On March 1, 2024, the unamortized relative fair value discount of $11,535 was removed with a corresponding adjustment to accumulated deficit. This note has been fully amortized. This note was extended to August 30, 2025. On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[29]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[30]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[31]	On October 28, 2022, the Company entered into as secured loan agreement with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of this secured loan agreement into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[32]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[33]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[34]	On October 28, 2022, the Company entered into as secured loan agreement with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of this secured loan agreement into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[35]	Compounding annually
[36]	Original $165,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[37]	Original $245,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[38]	Original $137,500 note may be pre-payable at any time. The note balance includes an original issue discount of $12,500. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[39]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The Company has repaid $147,000 and $53,000 in accrued interest in July to account for the missed April through to August 2024 payments in agreement with the lender. The Company have missed the subsequent monthly payments. On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same. On April 30,2026, the parties extended the maturity to April 30, 2027, with the default rate still applicable after April 30, 2025.
[40]	Original $550,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $12,724, with an unamortized discount of $17,288 at May 31, 2026.
[41]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after- acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The August 2024 through to August 2025 payments have not been made and the note was not repaid at original maturity. On August 8, 2025 the parties extended the maturity to August 8, 2027 , with the default rate still applicable after August 8, 2025.
[42]	Original $200,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $6,158, with an unamortized discount of $11,127 at May 31, 2026.
[43]	Original $165,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[44]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $6,189, with an unamortized discount of $11,582 at May 31, 2026.
[45]	Original $245,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[46]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $10,760, with an unamortized discount of $28,536 at May 31, 2026.
[47]	Original $137,500 note may be pre-payable at any time. The note balance includes an original issue discount of $12,500. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[48]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $11,888, with an unamortized discount of $27,702 at May 31, 2026.
[49]	On August 25, 2025, the Company entered into Future Receivables Purchase and Sale Agreement secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $555,671 after fees of $29,329 and a financing fee of $222,300 for total fees of $251,629. The Company must repay $807,300, in weekly payments of 7% of estimated receipts from accounts receivables. The estimated monthly payments will be approximately $99,725. For the year ended February 28, 2026, the Company recorded amortization expense of $192,422, with an unamortized discount of $59,207 at February 28, 2026. For the year ended February 28, 2026, the Company has repaid $617,348.
[50]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $5,908, with an unamortized discount of $14,970 at May 31, 2026.
[51]	Original $550,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $19,988, with an unamortized discount of $30,012 at February 28, 2026.
[52]	Original $330,000 note may be pre-payable at any time. The note balance includes an original issue discount of $30,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,019, with an unamortized discount of $19,117 at May 31, 2026.
[53]	Original $200,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $7,665, with an unamortized discount of $17,335 at February 28, 2026.
[54]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $4,594, with an unamortized discount of $13,637 at May 31, 2026.
[55]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $7,229, with an unamortized discount of $17,771 at February 28, 2026.
[56]	Original $330,000 note may be pre-payable at any time. The note balance includes an original issue discount of $30,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,059, with an unamortized discount of $21,078 at May 31, 2026.
[57]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $10,704, with an unamortized discount of $39,296 at February 28, 2026.
[58]	Original $225,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $115, with an unamortized discount of $24,885 at May 31, 2026.
[59]	$495,000 convertible note that may be redeemed at a premium at any time. The Company received proceeds of $440,000, with fees of $10,000 and an original issue discount of $45,000. Principal and interest due at maturity. For the year ended February 28, 2026, the Company recorded amortization expense of $9,705, with an unamortized discount of $45,295 at February 28, 2026. After 180 days , the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[60]	$165,000 convertible note that may be redeemed at a premium at any time. The Company received proceeds of $142,500, with fees of $7,500 and an original issue discount of $15,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $5,167, with an unamortized discount of $16,849 at May 31, 2026. After 180 days , the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[61]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2026, the Company recorded amortization expense of $4,555, with an unamortized discount of $15,257 at May 31, 2026.
[62]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $10,410, with an unamortized discount of $39,590 at February 28, 2026.
[63]	$110,000 convertible note that may be redeemed subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note. The Company received proceeds of $95,000, with fees of $5,000 and an original issue discount of $10,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $2,429, with an unamortized discount of $12,571 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 80% of the lowest traded price in the 15 prior trading days.
[64]	$630,000 convertible note that may be redeemed subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note. The Company received proceeds of $595,000, with fees of $5,000 and an original issue discount of $30,000. Principal and interest due at maturity. A refundable commitment fee of 14.1 million common shares was issued, but is returnable if the loan plus accrued interest is paid back by May 5, 2026. The loan was intended as a short term loan with high redemption premiums commencing after 40 days and high conversion discounts after 180 days whereby the note would convert at 20% of the lowest traded price 15 days prior trading to the conversion date. On May 5, 2026, the Company repaid in full, principal and interest of $638,492 and the 14.1 million commitment fee shares will be returned.. For the three months ended May 31, 2026, the Company recorded amortization expense of $35,000, with an unamortized discount of $0 at May 31, 2026.
[65]	$257,000 convertible note that may be redeemed subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The Company received proceeds of $250,000, with fees of $7,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,000, with an unamortized discount of $0 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest closing traded price in the 10 prior trading days.
[66]	$277,778 convertible note that may be redeemed anytime with payment of the first year’s accrued interest of $33,333. The Company received proceeds of $245,000, with fees of $5,000 and an original issue discount of $27,778. In addition a commitment fee of 5,000,000 common shares having a fair value of $173,500 was issued and added as a discount. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $10,072, with an unamortized discount of $196,206 at May 31, 2026. The note and interest is convertible at any time a conversion price of 75% of the lowest closing traded price in the 10 prior trading days.
[67]	$157,000 convertible note that may be redeemed subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The Company received proceeds of $150,000, with fees of $7,000. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,000, with an unamortized discount of $0 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest closing traded price in the 10 prior trading days.
[68]	$700,000 convertible note redeemable 90 days after issuance in monthly installments of 10% of the outstanding principal and interest. The Company received proceeds of $615,000, with fees of $15,000 and an original issue discount of $70,000. In addition a commitment fee of 1,250,000 common shares having a fair value of $28,751 was issued and recorded as a discount. Principal and interest due at maturity. For the three months ended May 31, 2026, the Company recorded amortization expense of $7,185, with an unamortized discount of $105,565 at May 31, 2026. After 180 days, the note and interest is convertible at a conversion price of 65% of the lowest traded price in the 10 prior trading days.